ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of aging of trade payables) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Current	$ 2,137	$ 67,584
>60 days	0	0
Total trade payables	$ 2,137	$ 67,584